Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Non-Accrual Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Non-Accrual Loans [Line Items]
Non-accruing loans	$ 17,496	$ 29,975	$ 34,000
Troubled Debt Restructurings	19,229	33,055	29,200
1-4 Family [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Non-Accrual Loans [Line Items]
Non-accruing loans	1,602	2,492
Residential Developments [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Non-Accrual Loans [Line Items]
Non-accruing loans	14,146	23,652
Commercial Real Estate Other [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Non-Accrual Loans [Line Items]
Non-accruing loans	403	1,891
Consumer [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Non-Accrual Loans [Line Items]
Non-accruing loans	737	300
Construction Industry [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Non-Accrual Loans [Line Items]
Non-accruing loans	93	176
Commercial Business Other [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Non-Accrual Loans [Line Items]
Non-accruing loans	515	1,464
1-4 Family [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Non-Accrual Loans [Line Items]
Troubled Debt Restructurings	909	3,600
Residential Developments [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Non-Accrual Loans [Line Items]
Troubled Debt Restructurings	15,750	22,843
Commercial Real Estate Other [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Non-Accrual Loans [Line Items]
Troubled Debt Restructurings	709	3,032
Consumer [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Non-Accrual Loans [Line Items]
Troubled Debt Restructurings	713	1,814
Construction Development [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Non-Accrual Loans [Line Items]
Troubled Debt Restructurings	115	88
Commercial Business Other [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Non-Accrual Loans [Line Items]
Troubled Debt Restructurings	$ 1,033	$ 1,678